As filed with the Securities and Exchange Commission on May 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21345

NorCap Funds, Inc.
(Exact name of registrant as specified in charter)

8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Daniel T. Murphy
President
NorCap Funds, Inc.
8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Name and address of agent for service)

(608) 831-8018
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

NorCap Growth Fund
Schedule of Investments
March 31, 2005
(Unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	Biotechnology - 3.9%
14,200	Boston Scientific Corporation *	$415,918
13,200	Gilead Sciences, Inc. *	472,560
		888,478
	Business Services - 3.4%
10,650	Cintas Corporation	439,952
22,475	Xerox Corporation *	340,496
		780,448
	Computers - 1.9%
11,100	Dell, Inc. *	426,462
	Computers & Peripherals - 1.7%
32,000	EMC Corporation *	394,240
	Cosmetics & Toiletries - 3.5%
7,750	Colgate-Palmolive Company	404,318
7,150	The Procter & Gamble Company	378,950
		783,268
	Diversified Manufacturing - 2.0%
13,450	Tyco International Ltd. f	454,610
	E-Commerce Services - 0.8%
4,875	eBay, Inc. *	181,643
	Electronics - 2.7%
21,425	Jabil Circuit, Inc. *	611,041
	Financial Services - 6.9%
14,775	Citigroup, Inc.	663,988
17,600	MBNA Corporation	432,080
4,300	The Goldman Sachs Group, Inc.	472,957
		1,569,025
	Food & Beverages - 4.1%
9,575	Anheuser-Busch Companies, Inc.	453,759
13,325	Sysco Corporation	477,035
		930,794
	Health Care Services & Products - 11.1%
6,275	Guidant Corp.	463,722
9,525	Johnson & Johnson	639,699
10,725	Medtronic, Inc.	546,439
4,625	Quest Diagnostics Incorporated	486,226
4,975	Zimmer Holdings, Inc. *	387,105
		2,523,191
	Insurance - 2.6%
10,725	American International Group, Inc.	594,272
	Multi-Industry - 5.1%
33,600	Cendant Corporation	690,144
12,825	General Electric Company	462,469
		1,152,613
	Multi-Media - 7.7%
22,400	Comcast Corporation - Class A *	756,672
64,600	Liberty Media Corporation - Class A *	669,902
18,625	News Corporation - Class B	327,986
		1,754,560
	Networking Products - 4.3%
53,800	Cisco Systems, Inc. *	$962,482
	Oil & Gas - 4.3%
5,775	BJ Services Company	299,607
5,650	ChevronTexaco Corporation	329,451
7,175	Praxair, Inc.	343,396
		972,454
	Pharmaceuticals - 8.4%
6,650	Allergan, Inc.	461,975
35,275	Pfizer, Inc.	926,674
12,325	Wyeth	519,869
		1,908,518
	Retail - 4.8%
12,900	Lowe's Companies, Inc.	736,461
7,900	Walgreen Co.	350,918
		1,087,379
	Savings & Loans - 2.0%
11,625	Washington Mutual, Inc.	459,188
	Semiconductors - 4.2%
27,100	Applied Materials, Inc.	440,375
13,425	Linear Technology Corporation	514,312
		954,687
	Software - 7.5%
9,925	Intuit, Inc. *	434,417
34,575	Microsoft Corporation	835,678
34,825	Oracle Corp. *	434,616
		1,704,711
	Telecommunications - 4.4%
24,625	Avaya, Inc. *	287,620
15,925	Nextel Communications, Inc. - Class A *	452,589
7,125	QUALCOMM, Inc.	261,131
		1,001,340
	Transportation - 1.8%
10,700	Norfolk Southern Corporation	396,435

	TOTAL COMMON STOCKS (Cost $21,757,924)	22,491,839

	Exchange-Traded Funds - 0.7%
1,400	SPDR Trust Series 1	165,144

	TOTAL EXCHANGE TRADED FUNDS (Cost $167,937)	165,144

	WARRANTS & RIGHTS - 0.0%
5,475	Seagate Technology, Inc. Tax Refund Rights *	-

	TOTAL WARRANTS & RIGHTS (Cost $0)	-

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.3%
	Variable Rate Demand Notes# - 0.3%
73,850	American Family Financial Services, Inc.
	2.4663%	73,850

	TOTAL SHORT TERM INVESTMENTS (Cost $73,850)	73,850
	Total Investments (Norcap Growth Fund) (Cost $21,999,711) - 100.1%	22,730,833
	Liabilities in Excess of Other Assets - (0.1)%	(29,464)
	TOTAL NET ASSETS - 100.0%	$22,701,369

Percentages are stated as a percent of net assets.

*	Non Income Producing
f	Foreign Issued Security
#	Variable rate demand notes are considered short-term boligations and are payable on demand. Interest rates change periodically on specified dates. The rates are as of March 31, 2005.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)(1)	Certification for the principal executive officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act. Filed Herewith.

(a)(2)	Certification for the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act. Filed Herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NorCap Funds, Inc.

By (Signature and Title) /s/Daniel T. Murphy
Daniel T. Murphy, President

Date May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Daniel T. Murphy
Daniel T. Murphy, President

Date May 25, 2005

By (Signature and Title) /s/Sarah M. Lucas
Sarah M. Lucas, Treasurer

Date May 25, 2005